Customers and Other Financing and Non-Financing Accounts Receivable - Summary of Other Accounts Receivable (Detail) - MXN ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Financial assets:
Sundry debtors	$ 32,624,404	$ 28,076,118
Employees and officers	3,651,277	3,539,505
Total financial assets	36,275,681	31,615,623
Non-financial assets:
Taxes to be recovered and prepaid taxes	79,755,223	55,187,272
Special Tax on Production and Services	38,482,961	32,657,743
Other accounts receivable	2,734,379	1,944,413
Total non-financial assets:	$ 120,972,563	$ 89,789,428